Leases (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 225,495	$ 210,941	$ 121,348
Lease liabilities	$ 243,531